Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Entity Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Mar. 01, 2014
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class A
Risk/Return:
Trading Symbol	ITTAX
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class B
Risk/Return:
Trading Symbol	IHABX
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class C
Risk/Return:
Trading Symbol	HAFCX
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class Y
Risk/Return:
Trading Symbol	IHAYX
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class R3
Risk/Return:
Trading Symbol	ITTRX
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class R4
Risk/Return:
Trading Symbol	ITTSX
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class R5
Risk/Return:
Trading Symbol	ITTTX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class A
Risk/Return:
Trading Symbol	HFLAX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class B
Risk/Return:
Trading Symbol	HFLBX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class C
Risk/Return:
Trading Symbol	HFLCX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class Y
Risk/Return:
Trading Symbol	HFLYX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class I
Risk/Return:
Trading Symbol	HFLIX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R3
Risk/Return:
Trading Symbol	HFLRX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R4
Risk/Return:
Trading Symbol	HFLSX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R5
Risk/Return:
Trading Symbol	HFLTX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class A
Risk/Return:
Trading Symbol	HGHAX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class B
Risk/Return:
Trading Symbol	HGHBX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class C
Risk/Return:
Trading Symbol	HGHCX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class Y
Risk/Return:
Trading Symbol	HGHYX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class I
Risk/Return:
Trading Symbol	HGHIX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R3
Risk/Return:
Trading Symbol	HGHRX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R4
Risk/Return:
Trading Symbol	HGHSX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R5
Risk/Return:
Trading Symbol	HGHTX
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL GROWTH FUND | Class A
Risk/Return:
Trading Symbol	HALAX
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL GROWTH FUND | Class B
Risk/Return:
Trading Symbol	HGLBX
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL GROWTH FUND | Class C
Risk/Return:
Trading Symbol	HGLCX
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL GROWTH FUND | Class Y
Risk/Return:
Trading Symbol	HGLYX
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL GROWTH FUND | Class R3
Risk/Return:
Trading Symbol	HALRX
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL GROWTH FUND | Class R4
Risk/Return:
Trading Symbol	HALSX
THE HARTFORD GLOBAL GROWTH FUND (Prospectus Summary) | THE HARTFORD GLOBAL GROWTH FUND | Class R5
Risk/Return:
Trading Symbol	HALTX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class A
Risk/Return:
Trading Symbol	HRAAX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class B
Risk/Return:
Trading Symbol	HRABX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class C
Risk/Return:
Trading Symbol	HRACX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class I
Risk/Return:
Trading Symbol	HRAIX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R3
Risk/Return:
Trading Symbol	HRARX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R4
Risk/Return:
Trading Symbol	HRASX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R5
Risk/Return:
Trading Symbol	HRATX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class A
Risk/Return:
Trading Symbol	HAHAX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class B
Risk/Return:
Trading Symbol	HAHBX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class C
Risk/Return:
Trading Symbol	HAHCX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class Y
Risk/Return:
Trading Symbol	HAHYX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R3
Risk/Return:
Trading Symbol	HAHRX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R4
Risk/Return:
Trading Symbol	HAHSX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R5
Risk/Return:
Trading Symbol	HAHTX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class I
Risk/Return:
Trading Symbol	HAHIX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class A
Risk/Return:
Trading Symbol	HTIAX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class B
Risk/Return:
Trading Symbol	HTIBX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class C
Risk/Return:
Trading Symbol	HTICX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class Y
Risk/Return:
Trading Symbol	HTIYX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class R3
Risk/Return:
Trading Symbol	HTIRX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class R4
Risk/Return:
Trading Symbol	HTISX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class R5
Risk/Return:
Trading Symbol	HTITX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class I
Risk/Return:
Trading Symbol	HTIIX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class A
Risk/Return:
Trading Symbol	HIPAX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class B
Risk/Return:
Trading Symbol	HIPBX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class C
Risk/Return:
Trading Symbol	HIPCX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class Y
Risk/Return:
Trading Symbol	HIPYX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class I
Risk/Return:
Trading Symbol	HIPIX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class R3
Risk/Return:
Trading Symbol	HIPRX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class R4
Risk/Return:
Trading Symbol	HIPSX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class R5
Risk/Return:
Trading Symbol	HIPTX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class A
Risk/Return:
Trading Symbol	HNCAX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class B
Risk/Return:
Trading Symbol	HNCBX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class C
Risk/Return:
Trading Symbol	HNCCX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class Y
Risk/Return:
Trading Symbol	HNCYX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class I
Risk/Return:
Trading Symbol	HNCJX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R3
Risk/Return:
Trading Symbol	HNCRX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R4
Risk/Return:
Trading Symbol	HNCSX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R5
Risk/Return:
Trading Symbol	HNCTX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class A
Risk/Return:
Trading Symbol	IHOAX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class B
Risk/Return:
Trading Symbol	HIOBX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class C
Risk/Return:
Trading Symbol	HIOCX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class Y
Risk/Return:
Trading Symbol	HAOYX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R3
Risk/Return:
Trading Symbol	IHORX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R4
Risk/Return:
Trading Symbol	IHOSX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R5
Risk/Return:
Trading Symbol	IHOTX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class I
Risk/Return:
Trading Symbol	IHOIX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class A
Risk/Return:
Trading Symbol	HNSAX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class B
Risk/Return:
Trading Symbol	HNSBX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class C
Risk/Return:
Trading Symbol	HNSCX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class Y
Risk/Return:
Trading Symbol	HNSYX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class I
Risk/Return:
Trading Symbol	HNSJX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R3
Risk/Return:
Trading Symbol	HNSRX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R4
Risk/Return:
Trading Symbol	HNSSX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R5
Risk/Return:
Trading Symbol	HNSTX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class A
Risk/Return:
Trading Symbol	HFMCX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class B
Risk/Return:
Trading Symbol	HAMBX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class C
Risk/Return:
Trading Symbol	HMDCX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class Y
Risk/Return:
Trading Symbol	HMDYX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class I
Risk/Return:
Trading Symbol	HFMIX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class R3
Risk/Return:
Trading Symbol	HFMRX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class R4
Risk/Return:
Trading Symbol	HFMSX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class R5
Risk/Return:
Trading Symbol	HFMTX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class A
Risk/Return:
Trading Symbol	HMVAX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class B
Risk/Return:
Trading Symbol	HMVBX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class C
Risk/Return:
Trading Symbol	HMVCX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class Y
Risk/Return:
Trading Symbol	HMVYX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class R4
Risk/Return:
Trading Symbol	HMVSX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class R5
Risk/Return:
Trading Symbol	HMVTX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class I
Risk/Return:
Trading Symbol	HMVJX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class R3
Risk/Return:
Trading Symbol	HMVRX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class A
Risk/Return:
Trading Symbol	HSMAX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class B
Risk/Return:
Trading Symbol	HSMBX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class C
Risk/Return:
Trading Symbol	HTSCX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class Y
Risk/Return:
Trading Symbol	HSMYX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R3
Risk/Return:
Trading Symbol	HSMRX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R4
Risk/Return:
Trading Symbol	HSMSX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R5
Risk/Return:
Trading Symbol	HSMTX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class A
Risk/Return:
Trading Symbol	HBAAX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class B
Risk/Return:
Trading Symbol	HBABX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class C
Risk/Return:
Trading Symbol	HBACX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class I
Risk/Return:
Trading Symbol	HBAIX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class R3
Risk/Return:
Trading Symbol	HBARX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class R4
Risk/Return:
Trading Symbol	HBASX
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary) | THE HARTFORD BALANCED ALLOCATION FUND | Class R5
Risk/Return:
Trading Symbol	HBATX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class A
Risk/Return:
Trading Symbol	HSDAX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class B
Risk/Return:
Trading Symbol	HSDBX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class C
Risk/Return:
Trading Symbol	HSDCX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class Y
Risk/Return:
Trading Symbol	HSDYX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class I
Risk/Return:
Trading Symbol	HSDIX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class R3
Risk/Return:
Trading Symbol	HSDRX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class R4
Risk/Return:
Trading Symbol	HSDSX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class R5
Risk/Return:
Trading Symbol	HSDTX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class A
Risk/Return:
Trading Symbol	IHSAX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class B
Risk/Return:
Trading Symbol	HSCBX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class C
Risk/Return:
Trading Symbol	HSMCX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class Y
Risk/Return:
Trading Symbol	HSCYX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class I
Risk/Return:
Trading Symbol	IHSIX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class R3
Risk/Return:
Trading Symbol	IHSRX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class R4
Risk/Return:
Trading Symbol	IHSSX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class R5
Risk/Return:
Trading Symbol	IHSUX
THE HARTFORD TARGET RETIREMENT 2010 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2010 FUND | Class A
Risk/Return:
Trading Symbol	HTTAX
THE HARTFORD TARGET RETIREMENT 2010 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2010 FUND | Class Y
Risk/Return:
Trading Symbol	HTTYX
THE HARTFORD TARGET RETIREMENT 2010 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2010 FUND | Class R3
Risk/Return:
Trading Symbol	HTTRX
THE HARTFORD TARGET RETIREMENT 2010 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2010 FUND | Class R4
Risk/Return:
Trading Symbol	HTTSX
THE HARTFORD TARGET RETIREMENT 2010 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2010 FUND | Class R5
Risk/Return:
Trading Symbol	HTTTX
THE HARTFORD TARGET RETIREMENT 2020 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2020 FUND | Class A
Risk/Return:
Trading Symbol	HTWAX
THE HARTFORD TARGET RETIREMENT 2020 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2020 FUND | Class Y
Risk/Return:
Trading Symbol	HTWYX
THE HARTFORD TARGET RETIREMENT 2020 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2020 FUND | Class R3
Risk/Return:
Trading Symbol	HTWRX
THE HARTFORD TARGET RETIREMENT 2020 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2020 FUND | Class R4
Risk/Return:
Trading Symbol	HTWSX
THE HARTFORD TARGET RETIREMENT 2020 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2020 FUND | Class R5
Risk/Return:
Trading Symbol	HTWTX
THE HARTFORD TARGET RETIREMENT 2030 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2030 FUND | Class A
Risk/Return:
Trading Symbol	HTHAX
THE HARTFORD TARGET RETIREMENT 2030 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2030 FUND | Class Y
Risk/Return:
Trading Symbol	HTHYX
THE HARTFORD TARGET RETIREMENT 2030 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2030 FUND | Class R3
Risk/Return:
Trading Symbol	HTHRX
THE HARTFORD TARGET RETIREMENT 2030 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2030 FUND | Class R4
Risk/Return:
Trading Symbol	HTHSX
THE HARTFORD TARGET RETIREMENT 2030 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2030 FUND | Class R5
Risk/Return:
Trading Symbol	HTHTX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class A
Risk/Return:
Trading Symbol	ITHAX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class B
Risk/Return:
Trading Symbol	IHCAX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class C
Risk/Return:
Trading Symbol	HCACX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class Y
Risk/Return:
Trading Symbol	HCAYX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class I
Risk/Return:
Trading Symbol	ITHIX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class R3
Risk/Return:
Trading Symbol	ITHRX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class R4
Risk/Return:
Trading Symbol	ITHSX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class R5
Risk/Return:
Trading Symbol	ITHTX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class A
Risk/Return:
Trading Symbol	ITBAX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class B
Risk/Return:
Trading Symbol	ITBBX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class C
Risk/Return:
Trading Symbol	HABCX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class Y
Risk/Return:
Trading Symbol	HABYX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class I
Risk/Return:
Trading Symbol	ITBIX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R3
Risk/Return:
Trading Symbol	ITBRX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R4
Risk/Return:
Trading Symbol	ITBUX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R5
Risk/Return:
Trading Symbol	ITBTX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class A
Risk/Return:
Trading Symbol	HVFAX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class B
Risk/Return:
Trading Symbol	HVFBX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class C
Risk/Return:
Trading Symbol	HVFCX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class Y
Risk/Return:
Trading Symbol	HVFYX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class R3
Risk/Return:
Trading Symbol	HVFRX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class R4
Risk/Return:
Trading Symbol	HVFSX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class R5
Risk/Return:
Trading Symbol	HVFTX
THE HARTFORD VALUE FUND (Prospectus Summary) | THE HARTFORD VALUE FUND | Class I
Risk/Return:
Trading Symbol	HVFIX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class A
Risk/Return:
Trading Symbol	HCTAX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class B
Risk/Return:
Trading Symbol	HCTBX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class C
Risk/Return:
Trading Symbol	HFCCX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class Y
Risk/Return:
Trading Symbol	HCTYX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class I
Risk/Return:
Trading Symbol	HCTIX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class R3
Risk/Return:
Trading Symbol	HCTRX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class R4
Risk/Return:
Trading Symbol	HCTSX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class R5
Risk/Return:
Trading Symbol	HCTTX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class A
Risk/Return:
Trading Symbol	HCVAX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class B
Risk/Return:
Trading Symbol	HCVBX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class C
Risk/Return:
Trading Symbol	HCVCX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class I
Risk/Return:
Trading Symbol	HCVIX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R3
Risk/Return:
Trading Symbol	HCVRX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R4
Risk/Return:
Trading Symbol	HCVSX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R5
Risk/Return:
Trading Symbol	HCVTX
THE HARTFORD DISCIPLINED EQUITY FUND (Prospectus Summary) | THE HARTFORD DISCIPLINED EQUITY FUND | Class A
Risk/Return:
Trading Symbol	HAIAX
THE HARTFORD DISCIPLINED EQUITY FUND (Prospectus Summary) | THE HARTFORD DISCIPLINED EQUITY FUND | Class B
Risk/Return:
Trading Symbol	HGIBX
THE HARTFORD DISCIPLINED EQUITY FUND (Prospectus Summary) | THE HARTFORD DISCIPLINED EQUITY FUND | Class C
Risk/Return:
Trading Symbol	HGICX
THE HARTFORD DISCIPLINED EQUITY FUND (Prospectus Summary) | THE HARTFORD DISCIPLINED EQUITY FUND | Class Y
Risk/Return:
Trading Symbol	HGIYX
THE HARTFORD DISCIPLINED EQUITY FUND (Prospectus Summary) | THE HARTFORD DISCIPLINED EQUITY FUND | Class R3
Risk/Return:
Trading Symbol	HGIRX
THE HARTFORD DISCIPLINED EQUITY FUND (Prospectus Summary) | THE HARTFORD DISCIPLINED EQUITY FUND | Class R4
Risk/Return:
Trading Symbol	HGISX
THE HARTFORD DISCIPLINED EQUITY FUND (Prospectus Summary) | THE HARTFORD DISCIPLINED EQUITY FUND | Class R5
Risk/Return:
Trading Symbol	HGITX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class A
Risk/Return:
Trading Symbol	IHGIX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class B
Risk/Return:
Trading Symbol	ITDGX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class C
Risk/Return:
Trading Symbol	HDGCX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class Y
Risk/Return:
Trading Symbol	HDGYX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class I
Risk/Return:
Trading Symbol	HDGIX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R3
Risk/Return:
Trading Symbol	HDGRX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R4
Risk/Return:
Trading Symbol	HDGSX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R5
Risk/Return:
Trading Symbol	HDGTX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class A
Risk/Return:
Trading Symbol	HQIAX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class B
Risk/Return:
Trading Symbol	HQIBX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class C
Risk/Return:
Trading Symbol	HQICX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class Y
Risk/Return:
Trading Symbol	HQIYX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class I
Risk/Return:
Trading Symbol	HQIIX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class R3
Risk/Return:
Trading Symbol	HQIRX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class R4
Risk/Return:
Trading Symbol	HQISX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class R5
Risk/Return:
Trading Symbol	HQITX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class A
Risk/Return:
Trading Symbol	HBLAX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class B
Risk/Return:
Trading Symbol	HBLBX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class C
Risk/Return:
Trading Symbol	HBLCX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class Y
Risk/Return:
Trading Symbol	HBLYX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class I
Risk/Return:
Trading Symbol	HBLIX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class R3
Risk/Return:
Trading Symbol	HBLRX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class R4
Risk/Return:
Trading Symbol	HBLSX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class R5
Risk/Return:
Trading Symbol	HBLTX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class A
Risk/Return:
Trading Symbol	HCKAX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class B
Risk/Return:
Trading Symbol	HCKBX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class C
Risk/Return:
Trading Symbol	HCKCX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class I
Risk/Return:
Trading Symbol	HCKIX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class R3
Risk/Return:
Trading Symbol	HCKRX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class R4
Risk/Return:
Trading Symbol	HCKSX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class R5
Risk/Return:
Trading Symbol	HCKTX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class A
Risk/Return:
Trading Symbol	HHMAX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class B
Risk/Return:
Trading Symbol	HHMBX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class C
Risk/Return:
Trading Symbol	HHMCX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class I
Risk/Return:
Trading Symbol	HHMIX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class C
Risk/Return:
Trading Symbol	HSNCX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class I
Risk/Return:
Trading Symbol	HSNIX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class A
Risk/Return:
Trading Symbol	HSNAX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class B
Risk/Return:
Trading Symbol	HSNBX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class Y
Risk/Return:
Trading Symbol	HSNYX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class R3
Risk/Return:
Trading Symbol	HSNRX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class R4
Risk/Return:
Trading Symbol	HSNSX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class R5
Risk/Return:
Trading Symbol	HSNTX
The Hartford Global Research Fund (Prospectus Summary) | The Hartford Global Research Fund | Class A
Risk/Return:
Trading Symbol	HLEAX
The Hartford Global Research Fund (Prospectus Summary) | The Hartford Global Research Fund | Class B
Risk/Return:
Trading Symbol	HLEBX
The Hartford Global Research Fund (Prospectus Summary) | The Hartford Global Research Fund | Class C
Risk/Return:
Trading Symbol	HLECX
The Hartford Global Research Fund (Prospectus Summary) | The Hartford Global Research Fund | Class I
Risk/Return:
Trading Symbol	HLEJX
The Hartford Global Research Fund (Prospectus Summary) | The Hartford Global Research Fund | Class R3
Risk/Return:
Trading Symbol	HLERX
The Hartford Global Research Fund (Prospectus Summary) | The Hartford Global Research Fund | Class R4
Risk/Return:
Trading Symbol	HLESX
The Hartford Global Research Fund (Prospectus Summary) | The Hartford Global Research Fund | Class R5
Risk/Return:
Trading Symbol	HLETX
The Hartford Global Research Fund (Prospectus Summary) | The Hartford Global Research Fund | Class Y
Risk/Return:
Trading Symbol	HLEYX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class A
Risk/Return:
Trading Symbol	HDVAX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class B
Risk/Return:
Trading Symbol	HDVBX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class C
Risk/Return:
Trading Symbol	HDVCX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class Y
Risk/Return:
Trading Symbol	HDVYX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class I
Risk/Return:
Trading Symbol	HDVIX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class R3
Risk/Return:
Trading Symbol	HDVRX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class R4
Risk/Return:
Trading Symbol	HDVSX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class R5
Risk/Return:
Trading Symbol	HDVTX
The Hartford Target Retirement 2015 Fund (Prospectus Summary) | The Hartford Target Retirement 2015 Fund | Class R3
Risk/Return:
Trading Symbol	HTJRX
The Hartford Target Retirement 2015 Fund (Prospectus Summary) | The Hartford Target Retirement 2015 Fund | Class R4
Risk/Return:
Trading Symbol	HTJSX
The Hartford Target Retirement 2015 Fund (Prospectus Summary) | The Hartford Target Retirement 2015 Fund | Class R5
Risk/Return:
Trading Symbol	HTJTX
The Hartford Target Retirement 2015 Fund (Prospectus Summary) | The Hartford Target Retirement 2015 Fund | Class Y
Risk/Return:
Trading Symbol	HTJYX
The Hartford Target Retirement 2025 Fund (Prospectus Summary) | The Hartford Target Retirement 2025 Fund | Class R3
Risk/Return:
Trading Symbol	HTKRX
The Hartford Target Retirement 2025 Fund (Prospectus Summary) | The Hartford Target Retirement 2025 Fund | Class R4
Risk/Return:
Trading Symbol	HTKSX
The Hartford Target Retirement 2025 Fund (Prospectus Summary) | The Hartford Target Retirement 2025 Fund | Class R5
Risk/Return:
Trading Symbol	HTKTX
The Hartford Target Retirement 2025 Fund (Prospectus Summary) | The Hartford Target Retirement 2025 Fund | Class Y
Risk/Return:
Trading Symbol	HTKYX
The Hartford Target Retirement 2035 Fund (Prospectus Summary) | The Hartford Target Retirement 2035 Fund | Class R3
Risk/Return:
Trading Symbol	HTLRX
The Hartford Target Retirement 2035 Fund (Prospectus Summary) | The Hartford Target Retirement 2035 Fund | Class R4
Risk/Return:
Trading Symbol	HTLSX
The Hartford Target Retirement 2035 Fund (Prospectus Summary) | The Hartford Target Retirement 2035 Fund | Class R5
Risk/Return:
Trading Symbol	HTLTX
The Hartford Target Retirement 2035 Fund (Prospectus Summary) | The Hartford Target Retirement 2035 Fund | Class Y
Risk/Return:
Trading Symbol	HTLYX
The Hartford Target Retirement 2040 Fund (Prospectus Summary) | The Hartford Target Retirement 2040 Fund | Class R3
Risk/Return:
Trading Symbol	HTMRX
The Hartford Target Retirement 2040 Fund (Prospectus Summary) | The Hartford Target Retirement 2040 Fund | Class R4
Risk/Return:
Trading Symbol	HTMSX
The Hartford Target Retirement 2040 Fund (Prospectus Summary) | The Hartford Target Retirement 2040 Fund | Class R5
Risk/Return:
Trading Symbol	HTMTX
The Hartford Target Retirement 2040 Fund (Prospectus Summary) | The Hartford Target Retirement 2040 Fund | Class Y
Risk/Return:
Trading Symbol	HTMZX
The Hartford Target Retirement 2045 Fund (Prospectus Summary) | The Hartford Target Retirement 2045 Fund | Class R3
Risk/Return:
Trading Symbol	HTNRX
The Hartford Target Retirement 2045 Fund (Prospectus Summary) | The Hartford Target Retirement 2045 Fund | Class R4
Risk/Return:
Trading Symbol	HTNSX
The Hartford Target Retirement 2045 Fund (Prospectus Summary) | The Hartford Target Retirement 2045 Fund | Class R5
Risk/Return:
Trading Symbol	HTNTX
The Hartford Target Retirement 2045 Fund (Prospectus Summary) | The Hartford Target Retirement 2045 Fund | Class Y
Risk/Return:
Trading Symbol	HTNZX
The Hartford Target Retirement 2050 Fund (Prospectus Summary) | The Hartford Target Retirement 2050 Fund | Class R3
Risk/Return:
Trading Symbol	HTPRX
The Hartford Target Retirement 2050 Fund (Prospectus Summary) | The Hartford Target Retirement 2050 Fund | Class R4
Risk/Return:
Trading Symbol	HTPSX
The Hartford Target Retirement 2050 Fund (Prospectus Summary) | The Hartford Target Retirement 2050 Fund | Class R5
Risk/Return:
Trading Symbol	HTPTX
The Hartford Target Retirement 2050 Fund (Prospectus Summary) | The Hartford Target Retirement 2050 Fund | Class Y
Risk/Return:
Trading Symbol	HTPYX
The Hartford Global All-Asset Fund (Prospectus Summary) | The Hartford Global All-Asset Fund | Class A
Risk/Return:
Trading Symbol	HLAAX
The Hartford Global All-Asset Fund (Prospectus Summary) | The Hartford Global All-Asset Fund | Class C
Risk/Return:
Trading Symbol	HLACX
The Hartford Global All-Asset Fund (Prospectus Summary) | The Hartford Global All-Asset Fund | Class I
Risk/Return:
Trading Symbol	HLAIX
The Hartford Global All-Asset Fund (Prospectus Summary) | The Hartford Global All-Asset Fund | Class R3
Risk/Return:
Trading Symbol	HLARX
The Hartford Global All-Asset Fund (Prospectus Summary) | The Hartford Global All-Asset Fund | Class R4
Risk/Return:
Trading Symbol	HLASX
The Hartford Global All-Asset Fund (Prospectus Summary) | The Hartford Global All-Asset Fund | Class R5
Risk/Return:
Trading Symbol	HLATX
The Hartford Global All-Asset Fund (Prospectus Summary) | The Hartford Global All-Asset Fund | Class Y
Risk/Return:
Trading Symbol	HLAYX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class I
Risk/Return:
Trading Symbol	HRLIX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class R3
Risk/Return:
Trading Symbol	HRLRX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class R4
Risk/Return:
Trading Symbol	HRLSX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class R5
Risk/Return:
Trading Symbol	HRLTX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class Y
Risk/Return:
Trading Symbol	HRLYX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class A
Risk/Return:
Trading Symbol	HRLAX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class C
Risk/Return:
Trading Symbol	HRLCX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class A
Risk/Return:
Trading Symbol	HILAX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class C
Risk/Return:
Trading Symbol	HILCX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class I
Risk/Return:
Trading Symbol	HILIX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class R3
Risk/Return:
Trading Symbol	HILRX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class R4
Risk/Return:
Trading Symbol	HILSX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class R5
Risk/Return:
Trading Symbol	HILTX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class Y
Risk/Return:
Trading Symbol	HILYX
The Hartford Emerging Markets Local Debt Fund (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class A
Risk/Return:
Trading Symbol	HLDAX
The Hartford Emerging Markets Local Debt Fund (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class C
Risk/Return:
Trading Symbol	HLDCX
The Hartford Emerging Markets Local Debt Fund (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class I
Risk/Return:
Trading Symbol	HLDIX
The Hartford Emerging Markets Local Debt Fund (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class R3
Risk/Return:
Trading Symbol	HLDRX
The Hartford Emerging Markets Local Debt Fund (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class R4
Risk/Return:
Trading Symbol	HLDSX
The Hartford Emerging Markets Local Debt Fund (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class R5
Risk/Return:
Trading Symbol	HLDTX
The Hartford Emerging Markets Local Debt Fund (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class Y
Risk/Return:
Trading Symbol	HLDYX
The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund | Class I
Risk/Return:
Trading Symbol	HERIX
The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund | Class R3
Risk/Return:
Trading Symbol	HERRX
The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund | Class R4
Risk/Return:
Trading Symbol	HERSX
The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund | Class R5
Risk/Return:
Trading Symbol	HERTX
The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund | Class Y
Risk/Return:
Trading Symbol	HERYX
The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund | Class A
Risk/Return:
Trading Symbol	HERAX
The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund | Class C
Risk/Return:
Trading Symbol	HERCX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class A
Risk/Return:
Trading Symbol	HWDAX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class C
Risk/Return:
Trading Symbol	HWDCX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class I
Risk/Return:
Trading Symbol	HWDIX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class R3
Risk/Return:
Trading Symbol	HWDRX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class R4
Risk/Return:
Trading Symbol	HWDSX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class R5
Risk/Return:
Trading Symbol	HWDTX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class Y
Risk/Return:
Trading Symbol	HWDYX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class A
Risk/Return:
Trading Symbol	HFHAX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class C
Risk/Return:
Trading Symbol	HFHCX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class I
Risk/Return:
Trading Symbol	HFHIX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class R3
Risk/Return:
Trading Symbol	HFHRX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class R4
Risk/Return:
Trading Symbol	HFHSX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class R5
Risk/Return:
Trading Symbol	HFHTX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class Y
Risk/Return:
Trading Symbol	HFHYX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class A
Risk/Return:
Trading Symbol	HQBAX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class C
Risk/Return:
Trading Symbol	HQBCX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class I
Risk/Return:
Trading Symbol	HQBIX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class R3
Risk/Return:
Trading Symbol	HQBRX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class R4
Risk/Return:
Trading Symbol	HQBSX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class R5
Risk/Return:
Trading Symbol	HQBTX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class Y
Risk/Return:
Trading Symbol	HQBYX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class I
Risk/Return:
Trading Symbol	HAPIX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class R3
Risk/Return:
Trading Symbol	HAPRX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class R4
Risk/Return:
Trading Symbol	HAPSX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class R5
Risk/Return:
Trading Symbol	HAPTX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class Y
Risk/Return:
Trading Symbol	HAPYX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class A
Risk/Return:
Trading Symbol	HAPAX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class C
Risk/Return:
Trading Symbol	HAPCX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class A
Risk/Return:
Trading Symbol	HABEX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class C
Risk/Return:
Trading Symbol	HABGX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class I
Risk/Return:
Trading Symbol	HABHX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class R3
Risk/Return:
Trading Symbol	HABJX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class R4
Risk/Return:
Trading Symbol	HABKX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class R5
Risk/Return:
Trading Symbol	HABLX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class Y
Risk/Return:
Trading Symbol	HABIX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class I
Risk/Return:
Trading Symbol	HABOX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class R3
Risk/Return:
Trading Symbol	HABFX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class R4
Risk/Return:
Trading Symbol	HABQX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class R5
Risk/Return:
Trading Symbol	HABRX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class Y
Risk/Return:
Trading Symbol	HABPX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class A
Risk/Return:
Trading Symbol	HABMX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class C
Risk/Return:
Trading Symbol	HABNX